Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Beginning balance	$ 1,815,927	$ 741,187
Bad debt provision	1,572,175	986,787
Foreign exchange translation	(159,370)	87,953
Ending balance	$ 3,228,732	$ 1,815,927